CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (PARENTHETICAL) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent, Parenthetical Disclosures [Abstract]
Unrealized holding gains (losses) on available-for-sale securities, tax	$ (476)	$ (442)	$ 1,199
Interest Rate Contract [Member]
Schedule of Other Comprehensive Income (Loss), Tax, Cash Flow Hedges [Line Items]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax	52,429	2,749	(32,353)
Commodity Contract [Member]
Schedule of Other Comprehensive Income (Loss), Tax, Cash Flow Hedges [Line Items]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax	$ 3,183	$ 1,505	$ 1,791